Cover	6 Months Ended
Jun. 30, 2020
Cover [Abstract]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	Social Capital Hedosophia Holdings Corp. III
Entity Central Index Key	0001801170
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity ExTransition Period	false